Accounts Payable and Accrued Expenses - Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ACCRUED LIABILITIES CURRENT [Abstract]
Accrued salaries	$ 6,142	$ 6,610
Taxes	4,591	3,816
Accrued fees	446	294
Accrued bond coupon	4,531	4,531
Accrued Interest	39	0
Other	152	149
Total accrued expenses	$ 15,901	$ 15,400